Filed with the U.S. Securities and Exchange Commission on February 28, 2024

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	80
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	81

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
470 Park Avenue South
New York, NY 10016
(Address and Zip Code of Principal Executive Offices)
1-800-930-3828
Registrant’s Telephone Number, including Area Code
Jay Kesslen
470 Park Avenue South
New York, NY 10016
(Name and Address of Agent for Service)
With a copy to:

Michael P. Malloy, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on April 30, 2024 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2024	Prospectus	www.kineticsfunds.com

The Kinetics Spin-off and Corporate Restructuring Fund Advisor Class A (LSHAX) Advisor Class C (LSHCX) Institutional Class (LSHUX) No Load Class (LSHEX)
A series of Kinetics Mutual Funds, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Kinetics Spin-off and Corporate Restructuring Fund
A series of Kinetics Mutual Funds, Inc. (the “Company”)

This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.
The date of this Prospectus is April 30, 2024.

SUMMARY SECTION

Investment Objectives
The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled, “Description of Classes” beginning on page [...] of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page [...] of the Fund’s statement of additional information.

	Advisor Class A Shares			Advisor Class C Shares			Institutional Class Shares		No Load Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	(1)		None			None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None			1.00%	(2)		None		None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)		2.00%			2.00%			2.00%		2.00%
Wire fee		$15			$15			$15		$15
Overnight check delivery fee for weekday		$25			$25			$25		$25
Retirement account fees (annual maintenance fee)		$15			$15			$15		$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.00%			1.00%			1.00%		1.00%
Distribution and service (Rule 12b-1) fees		0.25%			0.75%			None		None
Other expenses		[...]			[...]			[...]		[...]
Shareholder service fee	0.25%			0.25%			0.20%		0.25%
Other Operating Expenses	[...]			[...]			[...]		[...]
Acquired Fund Fees and Expenses		[...]			[...]			[...]		[...]
Total annual fund operating expenses(3)		[...]			[...]			[...]		[...]
Fees waiver and/or expenses reimbursements		[...]			[...]			[...]	(4)	[...]
Total annual fund operating expenses after fee waiver and/or expense reimbursements (5)		[...]			[...]			[...]		[...]
(1) No initial sales charge is applied to purchases of $1 million or more.
(2) A CDSC of 1.00% will be charged on Advisor Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.
1

(3)Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
(4)The Fund’s adviser, Horizon Kinetics Asset Management, LLC (“Kinetics” or the “Investment Adviser”) has contractually agreed to reimburse the Fund the portion of Shareholder Servicing fees in excess of 0.05% of the average daily net assets of the Institutional Class until at least [April 30, 2025].
(5) In addition, the Investment Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, AFFE (as determined in accordance with Form N‑1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Shares and No Load Shares, respectively. This agreement is in effect until [April 30, 2025], and may be terminated before that date only by the Company’s Board of Directors. The Fund’s Investment Adviser is permitted to seek reimbursement from the Fund for a period ending three full years after the date of the waiver or payment. Any reimbursement is limited to the lesser of the Expense Cap in effect at the time of the waiver and the Expense Cap in effect at the time of reimbursement .

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Advisor Class A	[...]	[...]	[...]	[...]
Advisor Class C	[...]	[...]	[...]	[...]
Institutional Class	[...]	[...]	[...]	[...]
No Load Class	[...]	[...]	[...]	[...]

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Advisor Class C	[...]	[...]	[...]	[...]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [...] of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund is non-diversified. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders; an equity “carve-out” or
2

“partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin-off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund will invest in both U.S. and foreign equity stocks. The Fund’s investments in foreign equity stocks may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed.

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Fund’s Investment Adviser believes may have the potential to be subject to a spin-off or corporate restructuring within a reasonable period of time; for example, a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Fund’s Investment Adviser believes may, based on its in-house research, have the most favorable risk/reward characteristics.

The Fund may invest in cryptocurrency, including bitcoin, indirectly through other investment vehicles. Cryptocurrency is a digital commodity that is not issued by a government, bank or central organization. Cryptocurrency exists on an online, peer-to-peer computer network that hosts a public transaction ledger where cryptocurrency transfers are recorded (the “Blockchain”). Cryptocurrencies have no physical existence beyond the record of transactions on the Blockchain. The Fund may contribute a portion of its indirect holdings in cryptocurrency to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (a “Subsidiary”).

In the future, the Fund may seek to gain additional exposure to cryptocurrency that may not produce qualifying income for the Fund under the Internal Revenue Code of 1986, as amended (the “Code”) if held directly.

The Subsidiary invests primarily in investment vehicles that provide the Fund with exposure to cryptocurrency investments. The Fund will invest in its Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code (“Subchapter M”). The Fund complies with Section 8 and Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act, relating to affiliated transactions and custody. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

3

The Investment Adviser seeks to avoid short-term investing and significant portfolio turnover. The Investment Adviser utilizes its in-house research capabilities to seek to identify businesses at inflection points in their corporate life cycles with what the Investment Adviser believes are attractive risk/reward profiles. The Investment Adviser believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been "spun-off" from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Investment Adviser uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Investment Adviser pays careful attention to the limitation of sector and industry concentrations.

The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Fund held [...]% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2024. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. The first four risks are prioritized by order of importance. The remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a
4

principal risk of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª    Single Stock Concentration Risk: The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª    Non-Diversification Risk: The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Fund’s significant investment in a single position, makes the Fund especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª    Sector Concentration Risk: Although the Fund will not concentrate its investments in any industries, the Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to be more sensitive to economic changes or events occurring in those sectors, and the Fund’s investments may be more volatile. As of December 31, 2023, the Fund had [...]% invested in the [ ] sector.
ª     Cryptocurrency Exposure Risk: Cryptocurrency, often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency markets are also potentially subject to market manipulation. As the Fund will not invest directly in cryptocurrencies and indirect cryptocurrency exposure will only be one component of the Fund’s investments, the Fund is not expected to track the price movements of cryptocurrencies.
ª    Convertible Securities Risk: Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.
ª    Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors
5

such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
ª    Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.
ª    Emerging Markets Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Additionally, there may be less publicly available information about certain foreign issuers. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., Securities and Exchange Commission (“SEC”) and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.
ª    Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
ª    Event Driven Risk: The Investment Adviser’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Investment Adviser’s evaluation of such a company’s capabilities may be incorrect.
ª    Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Additionally, there may be less information publicly available about certain issues. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.
6

ª    Initial Public Offerings Risk: The Fund may purchase securities of companies in IPOs. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.
ª    Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
ª    Management and Strategy Risk: The value of your investment depends on the judgment of the Investment Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Investment Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.
ª    Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.
ª    Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
ª    Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.
ª     Regulatory Risk: Cryptocurrency is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for cryptocurrency may differ from the standards for registered U.S. securities. Furthermore, countries, including the United States, may in the future curtail or outlaw the acquisition, use or redemption of cryptocurrency.
7

ª    Small-cap and Mid-cap Company Risk: The securities of small-capitalization or mid- capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.
ª    Specific Strategy/Research Risk: The Fund’s Investment Adviser and an affiliate of the Fund’s Investment Adviser author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the Investment Adviser may impose for a period of time an internal restriction in the trading in certain securities related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.
ª     Subsidiary Risks: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.
ª     Tax Risks: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on cryptocurrency investments will not be qualifying income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to such cryptocurrency investments within the limitations of the Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from the Fund’s investment in the Subsidiary will not be considered qualifying income. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Additionally, the Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
ª     Valuation Risk : The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in
8

thin or volatile markets, such as cryptocurrency, or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Investment Adviser had not fair-valued the security or had used a different valuation methodology.
ª     Volatility Risk: The Fund may have investments, including but not limited to cryptocurrency investments, that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
ª    Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Who may want to invest?
The Fund may be appropriate for investors who:
ª    wish to diversify their portfolios;
ª    wish to generate income and capital;
ª      are willing to accept the volatility associated with cryptocurrency investing; and
ª    are comfortable with the risks described herein.

Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

The Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) reorganized into the Fund following the close of business on December 8, 2017. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Performance results shown in the bar chart and the performance table below for the period through December 31, 2016 reflect the performance of the Predecessor Fund. On February 11, 2014, the Predecessor Fund’s principal investment strategy changed. The performance information for periods prior to that date is attributable to the Predecessor Fund’s previous principal investment strategy.

The performance information for the period prior to October 10, 2009, is that of the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Liberty Street Fund”). The Predecessor Fund acquired the assets and liabilities of the Liberty Street Fund in a reorganization on March 16, 2007. The Liberty Street Fund’s performance and financial history were adopted by the Predecessor Fund and, for periods prior to October 10, 2009, are included in the Fund’s performance and financial history.
9

The performance of the Fund reflects the performance of the Predecessor Fund, which had substantially similar investment strategies. The bar chart shows performance of the Fund’s Institutional shares. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. Advisor Class A, Advisor Class C and No Load Class shares’ performance would be lower than the Institutional Class performance because of the higher expenses paid by Advisor Class A, Advisor Class C and No Load Class shares.

Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to February 11, 2014 reflects a previous investment strategy. Effective February 11, 2014, the Fund’s investment strategy was changed to focus exclusively on spin-offs and other forms of corporate restructuring.

Calendar Year Total Return (before taxes) for Institutional Class Shares

Best Quarter:	[Q1 2021]	[57.89%]
Worst Quarter:	[Q1 2020]	[(38.8)%]

The after-tax returns for the Fund’s Institutional Class shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Institutional Class shares only. After-tax returns for Advisor Class A, Advisor Class C and No Load Class shares will differ.
10

Average Annual Total Returns (for the Periods Ended December 31, 2023)
	1 Year	5 Years	10 Years	Since Inception	Inception Date/From
Institutional Class — Return Before Taxes	[...]%	[...]%	[...]%	[...]%	July 11, 2007
Institutional Class — Return After Taxes on Distributions	[...]%	[...]%	[...]%	[...]%	July 11, 2007
Institutional Class — Return After Taxes on Distributions and Sale of Fund Shares	[...]%	[...]%	[...]%	[...]%	July 11, 2007
Advisor Class A Shares — Return Before Taxes	[...]%	[...]%	[...]%	[...]%	May 4, 2007
Advisor Class C Shares — Return Before Taxes	[...]%	[...]%	[...]%	[...]%	May 24, 2007
No Load Class Shares — Return Before Taxes	[...]%	[...]%	[...]%	[...]%	December 11, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[...]%	[...]%	[...]%	[...]%	July 11, 2007

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers. Steven M. Bregman and Murray Stahl have served as the portfolio managers of the Fund since its inception in May 2007 and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	17
Steven Bregman	Co-Portfolio Manager	17

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Kinetics Spin-off and Corporate Restructuring Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Advisor A and Advisor C Shares
Standard Accounts	$2,500	$0
Traditional and Roth IRA Accounts	$2,500	$0
Accounts with Systematic Investment Plans	$2,500	$0
Qualified Retirement Plans	$2,500	$0
No-Load Shares	$2,500	$0
Institutional Shares
All Accounts	$1,000,000	$0

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business by written request or by telephone.

11

Tax Information
Unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, the Fund’s distributions will generally be taxable to you at ordinary income or capital gains tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies (including the Investment Adviser) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

12

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Objective
The Fund’s investment objective is to achieve long-term growth of capital. There is no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is not fundamental and may be changed by the Board of Directors of the Company without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the Statement of Additional Information (“SAI”).

Principal Investment Strategies
Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders; an equity “carve-out” or “partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin- off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund will invest in both U.S. and foreign equity stocks. The Fund’s investments in foreign equity stocks may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in a company at the time of its IPO.

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Investment Adviser believes may have the potential to be subject to a future spin-off or corporate restructuring, including instances in which a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Investment Adviser believes may, based on its in-house research, have the most favorable risk/reward characteristics.

13

The Fund may invest in cryptocurrency, including bitcoin, indirectly through other investment vehicles. Cryptocurrency is a digital commodity that is not issued by a government, bank or central organization. Cryptocurrency exists on the Blockchain. Cryptocurrencies have no physical existence beyond the record of transactions on the Blockchain. The Fund may contribute a portion of its indirect holdings in cryptocurrency to a Subsidiary.

In the future, the Fund may seek to gain additional exposure to cryptocurrency that may not produce qualifying income for the Fund under the Code if held directly.

The Subsidiary invests primarily in investment vehicles that provide the Fund with exposure to cryptocurrency investments. The Fund will invest in its Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Fund as a RIC under Subchapter M. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act, relating to affiliated transactions and custody. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Investment Adviser’s Process. The Investment Adviser seeks to avoid short-term investing and significant portfolio turnover. The Investment Adviser utilizes its in-house research capabilities to seek to identify businesses at inflection points in their corporate life cycles with what the Investment Adviser believes are attractive risk/reward profiles. The Investment Adviser believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been “spun-off” from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Investment Adviser uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Investment Adviser pays careful attention to the limitation of sector and industry concentrations.

The Fund may invest in other securities of either a parent company spinning-off securities or of the spin-off company, such as preferred stock, warrants, tracking stocks, contingent value rights and other spin-off equity securities.

The Investment Adviser generally sells the Fund’s investments if the Investment Adviser determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Investment Adviser identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

Temporary and Defensive Cash and Cash Equivalent Holdings. The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the
14

Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Risks of Investing
Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. Each risk summarized below is considered a "principal" risk of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock.

Cryptocurrency Exposure Risk. Cryptocurrencies are currencies that exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. Cryptocurrencies are not legal tender in the United States. There are thousands of cryptocurrencies, such as bitcoin. The Fund may have exposure to cryptocurrency, indirectly through an investment in an investment vehicle.

Cryptocurrencies are subject to substantial fluctuations in value. Cryptocurrencies are not backed by any government, corporation, or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, and technical glitches in the applicable Blockchain. The Fund may experience losses as a result of the decline in value of its securities of issuers that own or have exposure to cryptocurrencies or which provide cryptocurrency-related services, including banks that provide cryptocurrency-related banking services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrencies include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of
15

access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation. Currency risk may be particularly high to the extent that the Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Distressed Securities Risk. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market prices of such securities to reflect their intrinsic values.

Emerging Markets Risk. To the extent that the Fund invests in emerging markets, an investment in the Fund may have the following additional risks: information about the companies in these countries is not always readily available; stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets; greater political and economic uncertainties exist in emerging markets than in developed foreign markets; the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries; and very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets. Additionally, the information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may
16

exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in the Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Event-Driven Risk. The Investment Adviser’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. These risks may be realized for a variety of reasons, such as the inability to finance a transaction, lack of regulatory approval from state, federal or international agencies or failure of shareholders to approve a transaction. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Investment Adviser’s evaluation of such a company’s capabilities may be incorrect.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s holdings or exposures. The Fund’s investments in depository receipts (including ADRs and GDRs) are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depository receipts. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
17

Initial Public Offerings Risk. The Fund may purchase securities of companies in IPOs. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. In addition, large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may be more prone to global economic risks.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The Fund’s significant investment in a single position, makes the Fund especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Investment Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Investment Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.

Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. The Fund’s share price may be affected by a sudden, sometimes rapid or unpredictable, decline in the market value of an investment, or by an overall decline in the stock market. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and spread internationally. Since then the number of cases has fluctuated and new “variants” have been confirmed around the world. The outbreak resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for
18

COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market.

Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Trust's investments, even beyond any direct exposure the Trust may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. However, the Fund will comply with certain diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Petroleum and Gas Sector Risk. The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Regulatory Risk. Cryptocurrency is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for cryptocurrency may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of cryptocurrency.

Sector Concentration Risk. Although the Fund will not concentrate its investments in any industries, the Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2023, the Fund had [...]% invested in the [ ] sector.
19

Single Stock Concentration Risk. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. [As of March 31, 2023, the Fund held a large concentration of its net assets in the Land Corporation.] Because a large portion of the Land Corporation’s revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Fund given the concentration in this holding.

Small-Cap and Mid-Cap Companies Risk. Investing in small-capitalization or mid-capitalization companies generally involves greater risks than investing in large-capitalized companies. Small- or mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the markets in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or desirable price.

Specific Strategy/Research Risk. The Investment Adviser and an affiliate of the Investment Adviser author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the Investment Adviser may impose for a period of time an internal restriction in the trading in certain securities related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.

Subsidiary Risk. The Fund may make investments through a wholly-owned Subsidiary organized under the laws of the Cayman Islands. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

A Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly-owns and controls its Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in a Subsidiary, and the Fund’s role as sole shareholder of its Subsidiaries. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis, and to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiaries. If Cayman Islands law changes such that the Cayman Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

20

Tax Risk. To qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under Subchapter M. Although qualifying income does not include income derived directly from commodities – the IRS has issued guidance that cryptocurrency is to be treated for federal income tax purposes as “property,” which thus could be considered a commodity, and the Fund, therefore will restrict its gross income from direct investments therein to a maximum of 10% of its gross income for each taxable year — the Fund’s investment in the Subsidiary is expected to provide the Fund with indirect exposure to cryptocurrency within the limitations of the federal tax requirements of Subchapter M.

The investment of up to 25% of a fund’s assets in a foreign subsidiary such as a Cayman Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes in which the RIC invests. Section 851(b) of the Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Cayman Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Cayman Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. The IRS has issued regulations that provide that where distributions are received from a CFC, amounts included in gross income pursuant to subpart F income rules are considered as dividends and therefore qualifying income. In addition, these regulations provide that subpart F income that is included in the Fund’s gross income by virtue of its investment in the Subsidiary is qualifying income to the extent derived with respect to the Fund's business of investing stock, securities or currencies (even if not distributed currently).

If, however, the IRS were to determine that income derived from the Fund’s investment in its Cayman Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as a Cayman Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, with respect to the Cayman Subsidiary, and if that position were to be sustained by the courts, the Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Valuation Risk. Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid investments and securities that trade in relatively thin markets and/or markets that experience extreme volatility, such as cryptocurrency. If
21

market conditions make it difficult to value some investments, the Investment Adviser may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Investment Adviser had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities, and currencies may be materially affected by events after the close of the market on which they are valued but before the Fund determines its net asset value.

Volatility Risk. The Fund may have investments, including but not limited to cryptocurrency investments, that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Warrants and Rights Risk. A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price. Unlike a convertible debt security or preferred stock a warrant does not pay fixed dividends. A warrant may lack a liquid secondary market for resale. The price of a warrant may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently (in which case the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment in the warrant). The failure to exercise subscription rights to purchase common shares would result in the dilution of the Fund’s interest in the issuing company.

For further information about the risks of investing in the Fund, please see the Fund’s SAI.

MANAGEMENT OF THE FUND

The Investment Adviser

The Fund’s investment adviser is Horizon Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South, New York, New York 10016. The Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately [...] billion in assets as of March 31, 2024. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Fund’s former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Fund’s investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Fund’s investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act.
The Investment Adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund. The Investment Adviser is entitled to receive an
22

annual fee from the Fund, for its services of 1.00% of the Fund’s average daily net assets. The advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2023 was [...]%.

Kinetics, as the Investment Adviser to the Fund, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Kinetics’ services are not exclusive to the Fund and nothing prevents it, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Fund) or from engaging in other activities.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is included in the Fund’s semi-annual report to shareholders dated June 30, 2023.

Portfolio Managers
Steven M. Bregman and Murray Stahl are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Bregman serves as the President and a Managing Director and Senior Portfolio Manager of Kinetics, and also is the President, a Managing Director and a member of the Board of Directors for Horizon Kinetics. Mr. Stahl serves as the Chief Investment Officer of Kinetics and Horizon Kinetics. He is also the Chairman of the Board of Directors for Horizon Kinetics. Messrs. Bregman and Stahl have been portfolio managers of the Fund since its inception in May 2007.

The SAI provides additional information about each portfolio manager’s method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund securities.

Fund Expenses

The Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent directors; insurance (including directors’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; and any litigation expenses.

The Investment Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Class Shares and No Load Class Shares, respectively. This agreement is in effect until [April 30, 2025], and it may be terminated before that date only by the Company’s Board of Directors.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Investment Adviser in a fiscal year may be reimbursed by the Fund for a period ending three years after the date of reduction or payment if the Investment Adviser so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived or Fund expenses paid by the Investment Adviser and will not include any amounts previously reimbursed
23

to the Investment Adviser by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts and no reimbursement may cause the total operating expenses paid by the Fund in a fiscal year to exceed the applicable limitation on Fund expenses. The Fund must pay current ordinary operating expenses before the Investment Adviser is entitled to any reimbursement of fees and/or Fund expenses.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. The Fund files its portfolio holdings with the SEC and the holdings are publicly available twice each fiscal year on Form N-CSR (with respect to each annual and semi-annual period) and twice each year on Form N-PORT (with respect to the first and third quarters of the Fund’s fiscal year). The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of the Fund and the percentage that each holding represents of the Fund’s net assets and (b) top five performing and bottom five performing portfolio holdings of the Fund, in all cases no earlier than twenty calendar days after the end of each calendar month. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Part F of Form N-PORT with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Valuation of Fund Shares

Shares of each Class of the Fund are sold at net asset value (“NAV”) per share plus any applicable sales charge (see “Description of Classes”). The NAVs are determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. The Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase and redemption requests are priced based on the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.

The Fund’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the NASDAQ Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures adopted by the Investment Adviser and approved by the Company’s Board of Directors. The Board has designated the Investment Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Situations involving significant events may include those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. See “Trading in
24

Foreign Securities.” The Fund may use independent pricing services to assist in calculating the NAV per share.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote is provided by one of the authorized pricing vendors. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities that have no public market and all other assets of the Fund are considered at such value as the Investment Adviser, as valuation designee, may determine in good faith, in accordance with the Fund’s valuation procedures as adopted by the Adviser and approved by the Company’s Board of Directors.

The Fund’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities, which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith by the Investment Adviser, as valuation designee, in accordance with procedures adopted by the Investment Adviser and approved by the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV per share of the Fund, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser, as valuation designee. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities or currency
25

exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by the Investment Adviser, as valuation designee.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV plus any applicable sales charge, and will be credited to a shareholder’s account based on the NAV per share next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account, in addition to any loss sustained by the Fund, for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Fund or its transfer agent, U.S. Bank Global Fund Services (in such capacity, the “Transfer Agent”).

UBS Financial Services, Inc. (“UBS-FS”), pursuant to an agreement with the Fund, may make Institutional Class Shares available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Fund’s Institutional Class Shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for Institutional Class Shares is waived for transactions through such brokerage platforms at UBS-FS.

Investing by Telephone
If you have accepted the Telephone and Internet Options on the applicable New Account Application (the “Application”) and your account has been open for seven business days, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified, after the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern Time).

There is no minimum on telephone purchases. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis. There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in
26

the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. Any request to change or terminate your AIP should be submitted to the Transfer Agent five days prior to the desired effective date of such change or termination. The Fund may modify or terminate the AIP at any time.

Purchase by Mail
To purchase the Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire
To open an account by wire, a completed Application is required before your wire can be accepted. You can mail or overnight deliver your Application to the Transfer Agent at the above address. Upon receipt of your completed Application, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank N.A.
ª    ABA Number: 075000022
ª    Credit: U.S. Bancorp Fund Services, LLC
ª    Account: 112-952-137
ª    Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. You may also purchase additional shares online if you have established an online account. To purchase by
27

mail, submit your check with the Invest by Mail form attached to your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA. The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. A financial intermediary may impose different sales charge discounts. Sales charge discount variations specific to financial intermediaries are described in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations (“Appendix A”).

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. Redemption requests may also be placed online if you have established an online account. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). The Fund typically sends the redemption proceeds on the next business day (a day when the Exchange is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Please note, however, that when a purchase order has been made by check or electronic funds transfer through the ACH network, the Fund will not be able to send your redemption proceeds until the purchase amount has cleared. This may take up to 12 calendar days. This delay can be avoided by purchasing shares by wire.

The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include redeeming in kind.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature
28

guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings association, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

ª    If you are requesting a change in account ownership;
ª    When redemption proceeds are payable or sent to any person, address or bank account not on record;
ª    Written requests to wire redemption proceeds (if not previously authorized on the account);
ª    When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances. The Fund reserves the right to waive any signature guarantee requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund in which you are invested to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Requests for redemption in “good order” must:

ª    indicate the name of the Fund;
ª    be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);
ª    specify the number of shares or dollar amount to be redeemed; and
ª    indicate your account registration number.

Telephone Redemption
29

If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

ª    your Fund account number;
ª    the name in which your account is registered;
ª    the social security or tax identification number under which the account is registered; and
ª    the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service. There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more ($5,000,000 for Institutional Class shares), you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the Application. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. There is no minimum on systematic withdrawals. Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the Transfer Agent five days prior to the next scheduled withdrawal.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are redeeming shares from an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to
30

withholding. Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, and certain other shareholder documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of documents; if your shares are held through a Financial Intermediary, please contact them directly. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Shareholder Inactivity/Lost Shareholder
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the Fund may be transferred to that state. Please contact the Transfer Agent toll-free at 1-800-930-3828 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. The Fund may assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase. These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to
31

accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund. In addition, the Fund is authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee. Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of its customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Exchange Privilege
If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of the Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the
32

close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income, qualified dividend income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares.
Option 2: To receive all income dividends and/or capital gain distributions in cash.
Option 3: To reinvest capital gain distributions in additional Fund shares, while receiving income distribution in cash.
Option 4: To reinvest all income dividends in additional Fund shares, while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you selected any distributions to be paid in cash and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

33

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (the “IRS”) and furnish to Fund
34

shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding. If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or that you are an “exempt recipient,” the IRS may, in certain cases, require the Fund to withhold a percentage of dividends or redemption or exchange proceeds. The Fund reserves the right to reject any Application that does not include a certified social security or taxpayer identification number. The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits). In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

35

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions. State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plan
The Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan. Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Fund. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing plans, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class. The Investment Adviser has contractually agreed to reimburse the Fund a portion of the shareholder servicing fee in excess of 0.05% of the average daily net assets of the Institutional Class until at least [April 30, 2025].

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options. You
36

should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bank Global Fund Services (“Fund Services”) serves as administrator to the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Fund Services acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Classes

The Company has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered four classes of shares — Advisor Class A, Advisor Class C, Institutional and No Load. This Prospectus offers Advisor Class A, Advisor Class C, Institutional and No Load shares of the Fund. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as discussed in this Prospectus and may have different share prices.

More About the Advisor Classes
This Prospectus offers two Advisor Classes of shares of the Fund – Advisor Class A shares and Advisor Class C shares. The Fund’s Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Fund’s shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in Appendix A. All variations described in Appendix A are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed in Appendix A.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of the Fund.

If you purchase Advisor Class A shares of the Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:
37

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.00%	0.00%	0.00%*
*    If you purchase $1 million or more worth of Advisor Class A shares, you will pay no initial sales charge. A sales charge does not apply to shares that you purchase through reinvestment of dividends or distributions.

The offering price includes the sales charge paid at the time of investment. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown above. The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class A shares of the Fund without a dealer of record.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

ª    You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;
ª    You buy Advisor Class A shares under a wrap program or other all-inclusive fee program offered by your broker-dealer or agent; or
ª    The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Advisor Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers. For the sales charge variations applicable to shares offered through specific financial intermediaries, please see Appendix A.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

ª    purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;
ª    signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);
ª    using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;
ª    combining concurrent purchases of Advisor Class A shares from different funds to obtain the quantity discounts indicated above; and
ª    through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for
38

the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You may combine only the holdings at the firm at which you are making the current purchase for the right of accumulation sales charge reduction. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund, you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b‑1 fee of 1.00% of average daily net assets.

Effective April 2021, Advisor Class C shares will convert automatically into Advisor Class A shares on the 3rd business day of the month following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or the financial intermediary through which a shareholder purchased Advisor Class C shares has records verifying that the Advisor Class C shares have been held for at least eight years. Group retirement plans held in an omnibus record keeping platform through a financial intermediary that does not track participant-level share lot aging may not convert Advisor Class C shares to Advisor Class A shares.

If you purchase Advisor Class C shares of the Fund, you will pay the NAV per share next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares. The distributor may pay your broker or agent a 1.00% up-front sales commission, which includes an advance of the first year’s Rule 12b-1 fees and shareholding servicing fees. The distributor will retain Rule 12b-1 fees and shareholder servicing fees in the first year to reimburse itself for paying your broker or agent the 1.00% up-front sales commission.

If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. A financial intermediary may impose different CDSC waivers. CDSC waiver variations specific to certain financial intermediaries are described in Appendix A.

The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class C shares of the Fund without a dealer of record.

39

Additional information regarding sales load breakpoints is available in the Fund’s SAI. The Fund also provides information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website at www.kineticsfunds.com.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

[...], [...], is the independent registered public accounting firm for the Fund.

Description of Index

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

40

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund class share. The total return figures represent the percentage that an investor in the Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the years shown has been audited by [...], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request or by following the [hyperlink to the Annual Report dated December 31, 2023.]

The Spin-off and Corporate Restructuring Fund No Load Class

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period.	[...]	$19.20		$13.45		$12.83	$9.77
Income from Investment Operations:
Net investment income (loss)(2)	[...]	0.08		(0.11)		0.10	(0.00)	(3)
Net realized and unrealized gain (loss) on investments	[...]	7.49		5.88		0.60	3.06
Total from Investment Operations	[...]	7.57		5.77		0.70	3.06
Redemption Fees	[...]	0.00	(3)	0.00	(3)	—	—
Less Distributions:
From net investment income.	[...]	—		(0.02)		(0.08)	—
From net realized gains.	[...]	(0.44)		—		—	—
Total Distributions	[...]	(0.44)		(0.02)		(0.08)	—
Net Asset Value, End of Period	[...]	$26.33		$19.20		$13.45	$12.83
Total return	[...]	39.43%		42.90%		5.44%	31.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	[...]	$149		$125		$18	$60
Ratio of operating expenses to average net assets:
Before expense reimbursement.	[...]	1.79%		1.84%		2.17%	1.96%
After expense reimbursement(6)	[...]	1.45%		1.45%		1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	[...]	0.36%		(0.57)%		0.92%	(0.04)%
Portfolio turnover rate	[...]	4%		1%		0%	2%

(1)Information presented relates to a share of capital stock outstanding for each Year.
(2)Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)Amount calculated is less than $0.005.

41

Advisor Class A

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period.	[...]	$18.28		$12.82		$12.25	$9.33
Income from Investment Operations:
Net investment income (loss)(2)	[...]	0.06		(0.12)		0.09	(0.01)
Net realized and unrealized gain (loss) on investments	[...]	7.15		5.60		0.55	2.93
Total from Investment Operations	[...]	7.21		5.48		0.64	2.92
Redemption Fees	[...]	0.00	(3)	0.00	(3)	—	—
Less Distributions:
From net investment income.	[...]	—		(0.02)		(0.07)	—
From net realized gains.	[...]	(0.44)		—		—	—
Total Distributions	[...]	(0.44)		(0.02)		(0.07)	—
Net Asset Value, End of Period	[...]	$25.05		$18.28		$12.82	$12.25
Total return(4)	[...]	39.45%		42.75%		5.21%	31.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	[...]	$10,649		$5,869		$2,521	$3,574
Ratio of operating expenses to average net assets:
Before expense reimbursement.	[...]	2.04%		2.09%		2.41%	2.21%
After expense reimbursement(7)	[...]	1.50%		1.50%		1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	[...]	0.30%		(0.62)%		0.87%	(0.09)%
Portfolio turnover rate	[...]	4%		1%		0%	2%

(1) Information presented relates to a share of capital stock outstanding for each Year.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3) Amount calculated is less than $0.005.
(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

42

Advisor Class C

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	[...]	$16.95		$11.98		$11.47		$8.80
Income from Investment Operations:
Net investment income (loss)(2)	[...]	(0.08)		(0.23)		0.01		(0.09)
Net realized and unrealized gain (loss) on investments	[...]	6.58		5.23		0.50		2.76
Total from Investment Operations	[...]	6.50		5.00		0.51		2.67
Redemption Fees	[...]	0.00	(6)	0.00	(6)	—		—
Less Distributions:
From net investment income.	[...]	—		(0.03)		(0.00)	(6)	—
From net realized gains.	[...]	(0.44)		—		—		—
Total Distributions	[...]	(0.44)		(0.03)		(0.00)	(6)	—
Net Asset Value, End of Period	[...]	$23.01		$16.95		$11.98		$11.47
Total return	[...]	38.36%		41.73%		4.47%		30.34%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	[...]	$842		$940		$2,611		$4,064
Ratio of operating expenses to average net assets:
Before expense reimbursement.	[...]	2.54%		2.59%		2.91%		2.71%
After expense reimbursement(5)	[...]	2.25%		2.25%		2.25%		2.25%
Ratio of net investment income (loss) to average net assets:	[...]	(0.43)%		(1.37)%		0.12%		(0.84)%
Portfolio turnover rate	[...]	4%		1%		0%		2%

(1) Information presented relates to a share of capital stock outstanding for each Year.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3) Not annualized.
(4) Annualized.
(5) Amount calculated is less than $0.005.

43

Institutional Class

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	[...]	$18.40		$12.87		$12.32		$9.36
Income from Investment Operations:
Net investment income (loss)(2)	[...]	0.12		(0.07)		0.12		0.02
Net realized and unrealized gain (loss) on investments	[...]	7.21		5.62		0.55		2.95
Total from Investment Operations	[...]	7.33		5.55		0.67		2.97
Redemption Fees	[...]	0.00	(7)	0.00	(7)	0.00	(7)	—
Less Distributions:
From net investment income	[...]	(0.04)		(0.02)		(0.12)		(0.01)
From net realized gains	[...]	(0.44)		—		—		—
Total Distributions	[...]	(0.48)		(0.02)		(0.12)		(0.01)
Net Asset Value, End of Period	[...]	$25.25		$18.40		$12.87		$12.32
Total return	[...]	39.82%		43.12%		5.46%		31.74%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	[...]	$23,458		$17,377		$12,387		$13,751
Ratio of operating expenses to average net assets:
Before expense reimbursement.	[...]	1.74%		1.79%		2.11%		1.91%
After expense reimbursement(6)	[...]	1.25%		1.25%		1.25%		1.25%
Ratio of net investment income (loss) to average net assets:	[...]	0.56%		(0.37)%		1.12%		0.16%
Portfolio turnover rate	[...]	4%		1%		0%		2%

(1) Information presented relates to a share of capital stock outstanding for each Year.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3) Amount calculated is less than $0.005.
(4) Not annualized.
(5) Annualized.
(6) Amount calculated is less than $0.005.
44

Appendix A
Financial Intermediary Sales Charge Variations

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary listed below, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive Fund imposed waivers or discounts. Please see “Description of Classes” starting on page 34 of this Prospectus for information about such waivers and discounts.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
A-1

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Inten
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley Smith Barney LLC (“Morgan Stanley”)
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•Shares purchased through a Morgan Stanley self-directed brokerage account
•Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
A-2

A-3

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Intermediary-Defined Sales Charge Waiver Policies
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•Breakpoints as described in this prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
A-4

•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or financial advisor about such assets.
Janney Montgomery Scott LLC ("Janney")
Shareholders purchasing Fund shares through a Janney Montgomery platform or account will be eligible only for the following sales charge waivers (front-end sales charge waiver and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

•    Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•    Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•    Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•    Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•    Shares acquired through a right of reinstatement.
•    Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

•    Shares sold upon the death or disability of the shareholder.
•    Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•    Shares purchased in connection with a return of excess contributions from an IRA account.
•    Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.
•    Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•    Shares acquired through a right of reinstatement.
•    Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

•    Breakpoints as described in the fund’s Prospectus.
•    Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•    Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”
A-5

Kinetics Mutual Funds, Inc.

Investment Adviser and Shareholder Servicing Agent	Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

Legal Counsel	Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm	[...]

Distributor	Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

Transfer Agent, Fund Accountant, and Administrator	U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Kinetics Spin-off and Corporate Restructuring Fund A series of Kinetics Mutual Funds, Inc.

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated April 30, 2023
The Fund’s SAI provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The [annual and semi-annual reports] for the Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

1940 Act File No. 811-09303

Advisor Class A, Advisor Class C, Institutional Class, No Load Class

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

The Kinetics Spin-off and Corporate Restructuring Fund

Advisor Class A (LSHAX)
Advisor Class C (LSHCX)
Institutional Class (LSHUX)
No Load Class (LSHEX)

a series of Kinetics Mutual Funds, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated April 30, 2024, as may be amended from time to time, of the Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”), a series of Kinetics Mutual Funds, Inc. (the “Company”). Horizon Kinetics Asset Management LLC (the “Adviser” or “Kinetics”) is the investment adviser to the Fund. A copy of the Fund’s Prospectus may be obtained by contacting the Fund at the address or telephone number specified below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent [annual report] to shareholders are incorporated by reference into this SAI. The Fund’s annual report may be obtained free of charge upon request by writing or calling the Fund at the address or telephone number shown above.

General Information about Kinetics Mutual Funds, Inc

The Company is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. This SAI pertains to the No Load, Institutional, Advisor Class A and Advisor Class C shares of the Fund, a series of the Company. Each series of the Company, other than the Fund, is in a master/feeder fund structure and are not described in this SAI. Each series, other than the Fund, is a feeder fund to a corresponding series of Kinetics Portfolios Trust (the “Trust”). The Trust is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies. The principal business office for the Company and the Trust is located at 470 Park Avenue South, New York, New York 10016.

General Information about the Investment Adviser

Horizon Kinetics Asset Management LLC (“Kinetics” or “Adviser” or “Investment Adviser”) is a Delaware limited liability corporation that serves as the investment adviser to each series of the Company and the Trust, both of which are offered separately. The Adviser provides investment advisory services to the Company and the Trust, a family of seven mutual funds, with discretionary management authority over approximately [...] billion in assets at March 31, 2024. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Fund’s former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Fund’s investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Fund’s investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).
Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C. Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the Prospectus. Advisor Class C shares are subject to a Rule 12b-1 fee and contingent deferred sales charge as described in the Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor LLC (“KFD” or the “Distributor”), the Company’s distributor. The expenses incurred pursuant to the Rule 12b‑1

Plans will be borne solely by Advisor Class A and Advisor Class C shares of the Fund and constitute the only expenses allocated on a Class by Class basis.

Rights of Each Share Class

Each share of common stock of the Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of the Fund generally have equal voting rights. However, matters affecting only one particular Class of shares can be voted on only by shareholders in that Class. Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectus.

Non-Diversification of Investments

The Fund is a non-diversified fund, which means it is not subject to the diversification requirements under the 1940 Act which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer greater than 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Description of the Fund

The Fund commenced operations on May 24, 2007 as the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Liberty Street Fund”).

Effective as of the close of business on October 9, 2009, the Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Manager Series Trust (the “Predecessor Fund”), acquired the assets and liabilities of the Liberty Street Fund. As of the date of the acquisition, all of the holders of issued and outstanding Class A, Class C and Institutional Class shares of the Liberty Street Fund received Class A, Class C and Institutional Class shares, as applicable, of the Predecessor Fund. The Liberty Street Fund and the Predecessor Fund were each advised by Liberty Street Advisors, Inc. (the “Predecessor Adviser”) and sub-advised by Horizon Asset Management, Inc. (“Horizon”), an affiliate of the Adviser.

On December 8, 2017, the Fund acquired the assets and assumed the liabilities of the Predecessor Fund. As of the date of the acquisition, all of the holders of issued and outstanding Class A, Class C and Institutional Class shares of the Predecessor Fund received Class A, Class C and Institutional Class shares, as applicable, of the Fund.

The Fund currently offers No Load, Institutional, Advisor Class A and Advisor Class C shares. Other classes may be established from time to time in accordance with the provisions of the Company’s Articles of Incorporation. Each class of shares of the Fund generally is identical in all respects except that each class of shares is subject to its own distribution expenses and minimum investments. Each class of shares also has exclusive voting rights with respect to its distribution fees.

The Fund is a non-diversified fund with an investment objective of seeking to achieve long-term growth of capital. The Fund’s investment objective is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund is designed for long term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long term capital growth. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings.

Investment Restrictions

The Fund operates under the following fundamental policies that, except as otherwise noted, cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund may not:

1.Issue senior securities nor borrow money, except that the Fund may issue senior securities or borrow money to the extent permitted by applicable law.
2.Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.
3.Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions or (b) as otherwise permitted by applicable law.
4.Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry; (c) invest in securities that are secured by real estate or interests therein; (d) purchase and sell mortgage-related securities; (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and (f) invest as otherwise permitted by applicable law.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.
6.Make loans of money or property to any person, except: (a) to the extent that securities or interests in which the Fund may invest are considered to be loans; (b) through the loan of portfolio securities in an amount up to 33 1/3% of such Fund’s total assets; (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

Industry Classification

In applying the Fund’s fundamental policy concerning industry concentration described above, it is a matter of non-fundamental policy that investments in certain broader categories of companies will not be considered to be investments in the same industry, for example: technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Fund’s investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation, although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a fund may receive stocks or warrants as result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

Small- and Mid-Cap Stocks

The Fund may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the- counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for the Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund’s asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

The Fund may also invest in stocks of companies with medium market capitalizations (i.e., mid-cap companies). Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Convertible Securities

A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Warrants and Rights

The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, the Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Foreign Investments

Foreign Securities

Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect the Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by the Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency- denominated securities and other investments held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. See “Europe-Recent Events” above.

Income from foreign securities and other investments will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. dollars required to meet such expenses.

The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by the Fund.

Emerging Markets

The Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Fund invests.

Foreign Currency Transactions

The Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities. If the Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in predicting currency movements. The projection of short- term currency market movements is extremely difficult, and the successful execution of a short- term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Canadian Depositary Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country.

Investing in ADRs, EDRs, GDRs, and CDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. The Fund may incur foreign withholding or other taxes on certain ADRs, EDRs, GDRs, or CDRs that it owns, thus reducing the net amount of income to be received by the Fund and that may ultimately be available for distribution to the Fund’s shareholders. ADRs, EDRs, GDRs, and CDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, GDRs, and CDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, GDRs, and CDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, GDRs, and CDRs may be less liquid than sponsored ADRs, EDRs, GDRs, and CDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, GDRs, and CDRs.

Europe—Recent Events

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The European Union (“EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EMU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EMU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June 2016, the United Kingdom ("UK") approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and EU signed the Trade and Cooperation Agreement (“TCA”) on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. At this time, the impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund's investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets. The Fund may also be susceptible to these events to the extent that the Fund invests in municipal obligations with credit support by non-U.S. financial institutions.

Cryptocurrency Investments

Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Bitcoin cash or BCH, an alternative software implementation of bitcoin, is very similar to bitcoin, but operates on a separate Blockchain and has the ability to process transactions more quickly than the bitcoin network. The Fund may invest indirectly in bitcoin cash through a Delaware statutory trust, Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to digital commodities. Grayscale Bitcoin Trust offers shares on a periodic basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act.

In addition to the general risks of investing in other investment vehicles, the value of the Fund’s indirect investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which can be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin cash could drop precipitously (including to zero) for a variety of reasons including but not limited to regulatory changes, a crisis of confidence in the bitcoin cash network or a change in user preference to competing cryptocurrencies. The Fund’s exposure to cryptocurrency can result in substantial losses to the Fund.

Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction.

Cryptocurrencies trade on exchanges, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These exchanges can cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.

Factors affecting the further development of cryptocurrency include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of cryptocurrency and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

In particular, regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Fund’s indirect investments in cryptocurrency. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.

Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact the value of the Fund’s investment. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.

The Fund’s exposure to cryptocurrency may change over time and, accordingly, such exposure may not be represented in the Fund’s portfolio at any given time. Many significant aspects of the tax treatment of investments in cryptocurrency are uncertain, and a direct or indirect investment in cryptocurrency may produce non-qualifying income. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Fund’s indirect investment in cryptocurrency and the ability to exchange a cryptocurrency or utilize it for payments.

Cayman Subsidiary. The Fund may invest in cryptocurrency by investing up to 25% of the value of its total assets in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) that may acquire interests in pooled investment vehicles that provide exposure to digital commodities. The Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M of the Code (“RICs”). Unlike the Fund, the Subsidiary may invest without limitation in pooled investment vehicles that provide exposure to digital commodities. However, the Fund and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

The Fund will make investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this SAI.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly-owns and controls its Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund’s role as sole shareholder of its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Distressed Investments

The Fund may invest in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Fund will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by Kinetics. To the extent that Kinetics becomes involved in such proceedings, Kinetics may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Debt Securities

Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed; instead payments “float” relative to a reference rate, such as the London Interbank Offered Rate (“LIBOR”). (Please see "LIBOR Risk" below for information regarding the transition to replacement reference rates for LIBOR.) This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by S&P Global (“S&P”) or unrated but determined by the Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

The Adviser attempts to reduce the risks described above through diversification of the Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2007, the U.S. government and the Board of Governors of the Federal Reserve System (the “Federal Reserve”), as well as certain foreign governments and central banks, took steps to support financial markets, including seeking to maintain interest rates at or near historically low levels and by purchasing large quantities of fixed income securities on the open market, such as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (“Quantitative Easing”). Similar steps have taken place more recently in an effort to support the economy during the COVID-19 pandemic. It is unclear how long these policies will last. In addition, this and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the Federal Reserve determines to “taper” or reduce Quantitative Easing and/or raise the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. Recently, the Federal Reserve has raised interest rates and has indicated that it expects to continue to raise interest rates further this year in an effort to control inflation.Such policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by the Fund, which could cause the value of the Fund’s investments and share price to decline. To the extent that the Fund invests in derivatives tied to fixed income markets, the Fund will be more substantially exposed to these risks than a fund that does not invest in such derivatives.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Lower-Rated Debt Securities

The Fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of the Fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether its retention will assist in meeting the Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. In order to enforce its rights in the event of a default, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets. To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund’s investment objective is more dependent on the Adviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

Sovereign Debt Obligations

The Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Municipal Bonds

Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

Within the parameters of its specific investment policies, the Fund may invest in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are securities that make no fixed interest payments but instead are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Floating Rate, Inverse Floating Rate and Index Obligations

The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by sovereign or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

Derivatives

The Fund may utilize a variety of derivatives contracts, such as options, futures, swaps and forward contracts, both for investment purposes and for hedging purposes. Hedging involves special risks including the possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used. Nonetheless, with respect to certain investment positions, the Fund may not be sufficiently hedged against market fluctuations, in which case an investment position could result in a loss greater than if the Advisor had been sufficiently hedged with respect to such position.

The Adviser will not, in general, attempt to hedge all market or other risks inherent in the Fund’s positions, and may hedge certain risks, if at all, only partially. Specifically, the Adviser may choose not, or may determine that it is economically unattractive, to hedge certain risks, either in respect of particular positions or in respect of the Fund’s overall portfolio. Moreover, it should be noted that the Fund’s portfolio always will be exposed to unidentified systematic risk factors and to certain risks that cannot be completely hedged, such as credit risk (relating both to particular securities and to counterparties). The Fund’s portfolio composition may result in various directional market risks remaining unhedged, although the Adviser may rely on diversification to control such risks to the extent that the Adviser believes it is desirable to do so.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 requires that the Fund trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4. Under Rule 18f-4, when the Fund trades reverse repurchase agreements or similar financing transactions it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund's asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund's investments and cost of doing business, which could adversely affect investors in the Fund.

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under CFTC rules, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices are required to be cleared. In a cleared derivatives transaction, the Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH.Clearnet), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in swap transactions. The Fund will make and receive payments owed under cleared derivatives transactions (including margin payments) through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk. Counterparty risk with respect to over-the-counter (“OTC”) derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. These instruments may be subject to additional regulation as qualified financial contracts (see "Qualified Financial Contracts" below for additional information).

Options on Securities and Securities Indices

A call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A put option would entitle the Fund, in return for the premium paid, to sell specified securities during the option period. The Fund may invest in both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

Writing Call Options. The Fund may write covered call options. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amounts as held in a segregated account by the Fund’s custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

If the Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. If the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio.

In addition to covered call options, the Fund may write uncovered (or “naked”) call options on securities, including exchange-traded funds (“ETFs”), and indices.

Writing Covered Index Call Options. The Fund may sell index call options. The Fund may also execute a closing purchase transaction with respect to the option it has sold and then sell another option with either a different exercise price and/or expiration date. The Fund’s objective in entering into such closing transactions is to increase option premium income, to limit losses or to protect anticipated gains in the underlying stocks. The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by the appreciation in the value of the underlying index, and by the opportunity to realize additional premium income from selling a new option. When the Fund sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, the Fund establishes an escrow account. The Fund’s custodian (or a securities depository acting for the custodian) acts as the Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in the Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or the Fund enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by the Fund. The Fund may enter into similar collateral arrangements with the counterparty when it sells OTC index call options.

The purchaser of an index call option sold by the Fund may exercise the option at a price fixed as of the closing level of the index on the exercise date. Unless the Fund has liquid assets sufficient to satisfy the exercise of the index call option, the Fund would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time the Fund is able to sell the securities. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed. If the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 5% of the Fund’s total assets) pending settlement of the sale of the portfolio securities and thereby incur interest charges. If trading is interrupted on the index, the Fund would not be able to close out its option positions.

Risks of Transactions in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation in value than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not be adequate to handle current trading volume at all times; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the requirements of the Code, for qualification of the Fund as a regulated investment company.

OTC Options. The Fund may engage in transactions involving OTC options as well as exchange-traded options. Certain additional risks are specific to OTC options. The Fund may engage a clearing corporation to exercise exchange-traded options, but if the Fund purchased an OTC option, it must then rely on the dealer from which it purchased the option if the option is exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC options may not. Consequently, the Fund may generally be able to realize the value of an over- the-counter option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes an OTC option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into OTC options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. Unless the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

The SEC has taken the position that purchased OTC options are illiquid investments. The Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat OTC options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of OTC options, the Fund will change the treatment of such instruments accordingly.

Stock Index Options. The Fund may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, if the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options on Futures

The Fund may use interest rate, foreign currency, index and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Futures and options on futures are regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund invests in futures, options on futures and other instruments subject to regulation by the CFTC in reliance upon and in accordance with CFTC Regulation 4.5. Under Regulation 4.5, if the Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase of a new position are “in-the-money”) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions at the time may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5. Therefore, as of the date of this SAI, neither the Company nor the Fund is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund. In the future, if the Fund’s use of futures, options on futures, or swaps requires the Adviser to register as a commodity pool operator with the CFTC with respect to the Fund, the Adviser will do so at that time.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options if the exercise price of the call and put are the same, or if the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

With respect to options and futures contracts that are cash settled, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts (less any amounts the Fund has posted as margin), if any, rather than the full notional value. In the case of options and futures contracts that are not cash settled, the Fund will set aside liquid assets equal to the full notional value of the contracts (less any amounts the Fund has posted as margin), while the positions are open.

Stock Index Futures

The Fund may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Total Return Swaps. The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. The Fund may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full-face amount of deliverable obligations of the reference obligations that may have little or no value. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap transactions by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Currency Swaps. The Fund may enter into currency swap transactions for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. The Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Over the Counter Derivatives Transactions

The Dodd-Frank Act, which was signed into law on July 21, 2010, established a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the SEC and the CFTC, not all of which has been proposed or finalized as at the date of this SAI. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Now certain OTC derivatives contracts are required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities (“SEFs”). Congress may determine to repeal or revise the Dodd-Frank Act or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under CFTC regulations, counterparties of registered swap dealers and major swap participants have the right to elect segregation of initial margin in respect of uncleared swaps. If a counterparty makes such an election, any initial margin that is posted to the swap dealer or major swap participant must be segregated in individual customer accounts held at an independent third party custodian. In addition, the collateral may only be invested in certain categories of instruments identified in the CFTC’s regulations. Agreements covering these segregation arrangements must generally provide for consent by both the counterparty and the swap dealer or major swap participant to withdraw margin from the segregated account. Given these limitations on the use of uncleared swaps collateral, there is some likelihood that the electing counterparty will experience an increase in the costs associated with trading swaps with the relevant swap dealer or major swap participant. Certain other protections apply to a counterparty to uncleared swaps under the CFTC’s regulations even if the counterparty does not elect segregation of its initial margin. It remains unclear whether these regulations will be effective in protecting initial margin in the manner intended in the event of significant market stress or the insolvency of a swap dealer or major swap participant.

Furthermore, a bilateral OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with which the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the transaction expires or is exercised or different cover is substituted. The Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration.

The requirement to execute certain OTC derivatives contracts on SEFs may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for the Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Fund that execute derivatives contracts through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, the Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. The Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

Non-Publicly Traded Securities And Private Placements

The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the- counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. Investments by the Fund in non-publicly traded securities and private placements may be limited to the Fund’s prohibition on investing more than 15% of its net assets in illiquid investments.

Illiquid and Restricted Investments

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the Securities Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the Board.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board of Directors of the Company, and when required, to the SEC.

Investment Company Securities

The Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, unit investment trusts (“UITs”) and ETFs, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI.

Under the 1940 Act, the Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Rule 12d1-1 under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objectives and policies.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds' shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Acquired funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisors to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Exchange-Traded Funds

ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as UITs. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to NAV. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met. See "Investment Company Securities" above for additional information.

Closed-End Funds

The Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). See "Investment Company Securities" above for additional information.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self- liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

REITs are subject to the possibilities of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. These short-term instruments which the Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if the Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, the Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

The Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. The Adviser may actively expose the Fund to credit risk. However, there can be no guarantee that the Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Fund.

Government Obligations

The Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government- sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Cyber Security Risk

Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund, the Adviser, the Fund’s custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. In addition to administrative, technological and procedural safeguards, the Adviser has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cyber security incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund has limited ability to prevent or mitigate cyber security incidents involving third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund and the Adviser, and the Fund cannot control the cyber security plans and systems put in place by their service providers or any other third-parties whose operations may affect the Fund or its shareholders. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cyber security attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cyber security attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot control any cyber security plans or systems implemented by its service providers.

Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Operational Risk

The Adviser and other service providers may experience disruptions or operating errors that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Adviser or the other service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Qualified Financial Contracts. Regulations adopted by federal banking regulators under the Dodd-Frank Act, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact the Fund's credit and counterparty risks.

LIBOR Risk
LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also have also historically obtained financing at floating rates based on LIBOR.

As of December 31, 2021, all non-U.S. dollar LIBOR publications have been phased out and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the forward-looking Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Bloomberg has also begun publishing fall-backs that the International Swaps and Derivatives Association intends to implement in lieu of LIBOR with respect to swaps and derivatives. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts.

Any transition away from LIBOR to one or more alternative benchmark rates is complex and could have a material adverse effect on the Fund's business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund's investments, negotiations and/or changes to the documentation for certain of the Fund's investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and benchmark rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund's investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, cease to exist as a global benchmark going forward. Until an alternative benchmark rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate benchmark rate(s), and the implementation of such new benchmark rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund's performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or benchmark rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new benchmark rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a benchmark rate used for leverage facilities and another used for one or more of the Fund's investments.

TEMPORARY INVESTMENTS

The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. The Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. The Fund may not achieve its investment objectives during temporary defensive periods.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

The Fund’s portfolio turnover rates for the following fiscal years:

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
The Spin-Off Fund	[...]	4%

MANAGEMENT OF THE FUND

Board of Directors

The management and affairs of the Fund is supervised by the Board of Directors of the Company. The Board consists of eight individuals, five of whom are not “interested persons” of the Company as that term is defined in the 1940 Act (“Independent Directors). The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The Board has appointed Mr. Jay Kesslen, of the Adviser, as their Anti-Money Laundering Officer.

The Board believes that each of the Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his duties effectively may have been attained through the Director’s business, consulting, public service and/or academic positions; experience as a board member of the Company, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, specific details regarding each Director’s principal occupations during the past five years are included in the table below.

Officers and Directors of the Company are listed below with their ages, addresses, present positions with the Company and principal occupations over at least the last five years. Each Director may be contacted by writing to the Director c/o Kinetics Mutual Funds, Inc., 470 Park Avenue South New York, New York 10016.

Independent Directors

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Steven T. Russell (60) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 23 years	Professor of Business Law, Suffolk County Community College (1997 to Present); Lawyer, Private Practice (2010 to present).	13	N/A
Douglas Cohen, CPA (62) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 23 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to present).	13	N/A
William J. Graham (62) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 23 years	Attorney, William J. Graham, PC (2001 to present); Assistant Town Attorney, Town of Islip (2016 to 2021).	13	N/A

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Joseph E. Breslin (70) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 23 years	Counsel, White Oak Global Advisors, LLC (2016 to present); J.E. Breslin & Co. – Consulting (2010 to 2016).	13	Trustee, Forethought Variable Insurance Trust (23 portfolios); Trustee, BluArc Multi-Strategy Fund (2014-2017); Chairman and Trustee, Northern Lights Fund Trust IV (21 portfolios); Trustee, Hatteras Alternative Mutual Funds Trust (5 portfolios) (2004-2016); Trustee, Underlying Funds Trust (5 portfolios) (2004-2016); Trustee, Director, Hatteras Master Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives TEI Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Institutional Fund, L.P. (2013-2016); and Director, Hatteras Core Alternatives TEI Institutional Fund, L.P. (2013-2016).
James M. Breen (65) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 15 years	Security Consultant and Licensed Florida Private Investigator (2019 to present); Special Agent, Florida Department of Law Enforcement (FDLE) (2015 to 2019); Vice President, HBES Consulting, Inc. (2014 to present); Citibank, Senior AML Analyst (2014-2015); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	13	N/A

Interested Directors & Officers

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Murray Stahl(3) (70) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director & Secretary	Indefinite/ 23 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer, Horizon Kinetics LLC, (including Horizon Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019); CEO, Horizon Kinetics LLC (2015 to present).	13	Director and Officer of RENN Fund, Inc. (closed end investment company) (2017-present); Director of Texas Pacific Land Corporation.
Peter B. Doyle(3) (61) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director President & Chairman of the Board	Indefinite/ 21 years	Vice President, Horizon Asset Management LLC (1997-2011); Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics LLC (including Horizon Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to 2019)); and President of Kinetics Mutual Funds, Inc. (1998 to present).	13	Director and Officer, FRMO Corp.
(1)    The term “fund complex” refers to the Company and the Kinetics Portfolios Trust, a separate registered investment company that has the Adviser in common with the Company.

(2)    “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.
(3)    Directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.

Officers

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Andrew M. Fishman (74) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/19 years
Associate General Counsel, Horizon Kinetics LLC (2011 to present); General Counsel, Horizon Asset Management, Inc. (1997 to 2011); Secretary, Horizon Asset Management, Inc. (2006 to 2011); Chief Compliance Officer, Kinetics Asset Management, Inc. (1999 to 2011); Chief Compliance Officer, Kinetics Advisers, LLC (2000 to 2011).

Jay H. Kesslen (51) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/19 years	General Counsel, Horizon Kinetics LLC (including Horizon Asset Management LLC (an SEC-registered investment adviser) (2011 to present), Chief Compliance Officer, Horizon Kinetics LLC (2015-2016), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to 2019), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present); FRMO Corp. (2014 to present); Chief Compliance Officer, RENN Fund, Inc. (2017 to present).

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board of Directors of the Company. The Company, on behalf of the Fund, has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s Articles of Incorporation and By-laws. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Directors meet with their independent legal counsel in-person during each quarterly in-person board meeting. As described below, the Board has established an Audit Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time to assist them in fulfilling their oversight responsibilities.

The Board has appointed Peter B. Doyle, an interested Director, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Company’s service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board does not have a lead independent Director. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Company and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. The Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Company, including the President, Treasurer and Chief Compliance Officer, and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Company’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Company’s other primary service providers on a periodic or regular basis, including the Company’s custodian, distributor and administrator. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Fund.	The Committee met [...] times during the year ended December 31, 2023.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin* Douglas Cohen, CPA William J. Graham Steven T. Russell	Responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) as required by the Fund’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.	The Committee met [...] times during the year ended December 31, 2023.
* Designates the Chairperson of the respective Committee.

Board Interest in the Fund

As of December 31, 2023, the Directors owned the following amounts in the Fund and in all of the Funds overseen by the Directors:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director
INDEPENDENT DIRECTORS
Steven T. Russell	[None]	[None]
Douglas Cohen, CPA	[None]	[Over $100,000]
William J. Graham	[None]	[$50,001 - $100,000]
Joseph E. Breslin	[None]	[Over $100,000]
James M. Breen	[None]	[None]

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director
INTERESTED DIRECTORS
Murray Stahl	[Over $100,000]	[Over $100,000]
Peter B. Doyle	[None]	[Over $100,000]

Compensation

[For their service as Directors of the Company, the Independent Directors receive an aggregate fee of $50,000 per year and $3,750 per Board meeting attended, with an additional $2,000 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.

Prior to January 1, 2022, the Independent Directors received an aggregate fee of $30,000 per year and $3,000 per Board meeting attended, with an additional $2,000 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company received an additional fee of $5,000 per year for his service as chairman.]

The “interested persons” who serve as Directors of the Company receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund except the Company’s Chief Compliance Officer. The following table provides compensation information for the Directors for the year-ended December 31, 2023.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors (2)
Interested Directors/Trustees
Murray Stahl(1)	[None]	[None]	[None]	[None]
Peter B. Doyle(1)	[None]	[None]	[None]	[None]
Leonid Polyakov(1)(3)	[None]	[None]	[None]	[None]
Independent Directors/Trustees
Steven T. Russell	[None]	[None]	[None]	[50000]
Douglas Cohen, CPA	[None]	[None]	[None]	[55000]
William J. Graham	[None]	[None]	[None]	[50000]
Joseph E. Breslin	[None]	[None]	[None]	[55000]
James M. Breen	[None]	[None]	[None]	[50000]
(1) “Interested person” as defined under the 1940 Act.
(2)Includes compensation paid by Kinetics Portfolios Trust.
(3) Mr. Polyakov resigned as a Trustee effective December 7, 2023.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of the Fund as of March 31, 2024. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For all control persons that are companies, the parent company and jurisdiction under which the control person is organized is also provided.

The Kinetics Spin-Off and Corporate Restructuring Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[...]	[...]	[...]	[...]	[...]

The Kinetics Spin-Off and Corporate Restructuring Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[...]	[...]	[...]	[...]	[...]

The Kinetics Spin-Off and Corporate Restructuring Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[...]	[...]	[...]	[...]	[...]

The Kinetics Spin-Off and Corporate Restructuring Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[...]	[...]	[...]	[...]	[...]

Management Ownership

[As of December 31, 2023, the Directors and officers of the Company as a group owned [...]% of the outstanding shares of the [...] Class of the Fund. Furthermore, neither the Independent Directors, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Fund’s distributor, KFD, or any of their respective affiliates.]

PROXY VOTING POLICIES

The Company, on behalf of the Fund, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Fund, for which the Adviser has voting discretion. Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment. To this end, an independent third party proxy service, Institutional Shareholder Services Inc. (“ISS”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.

ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines. The Adviser’s proxy administrator will send the proxies in question to the portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS recommendations.

More Information

The Fund’s actual voting records relating to portfolio securities during the most recent 12‑month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy voting policies and procedures are also available on the Fund’s website at www.kineticsfunds.com or by calling toll-free at 1‑800-930-3828 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The Adviser, Horizon Kinetics Asset Management LLC, serves as investment advisor to the Fund pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”). Horizon Kinetics Asset Management LLC, is located at 470 Park Avenue South New York, New York 10016.

Under the Advisory Agreement, the Adviser furnishes investment advice to the Fund by continuously reviewing the securities portfolios and recommending to the Fund to what extent securities should be purchased or sold. Pursuant to the Advisory Agreement, the Adviser:

(1)renders research, statistical and advisory services to the Fund;
(2)makes specific recommendations based on the Fund’s investment requirements; and
(3)pays the salaries of those of the Fund’s employees who may be officers or directors or employees of the Adviser.

The Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors by the vote of the holders of a majority of the outstanding voting securities of the Fund, as applicable. In either event, it must also be approved by a majority of the Directors of the Company who are neither parties to the Advisory Agreement nor “interested persons” of the Company as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Directors. The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the Fund’s investment policies are made by the Fund’s officers and the Directors.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory agreement for the Fund is available in the Fund’s semi-annual report to shareholders.

Advisory Fees

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, for services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to 1.00% of the Fund’s average daily net assets.

The Fund paid the following advisory fees to the Adviser for the fiscal years ended December 31, 2021, 2022 and 2023:

Period	Advisory Fee Accrued	Advisory Fee Reduced or Reimbursed	Advisory Fee Retained by Adviser
For the year ended December 31, 2021	$252,827	$106,965	$145,862
For the year ended December 31, 2022	$277,034	$107,775	$169,259
For the year ended December 31, 2023	[...]	[...]	[...]

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Class and No Load Class Shares, respectively. This agreement is in effect until [April 30, 2024], and may be terminated before that date only by the Company’s Board of Directors. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three full fiscal years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Adviser and will not include any amounts previously reimbursed to the Adviser by the Fund. Any such reimbursement is contingent upon the Board of Directors’ subsequent review of the reimbursed amounts. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund as more fully described below. The Fund pays all other expenses, including:
•fees and expenses of directors not affiliated with the Adviser;
•legal and accounting fees;
•interest, taxes, and brokerage commissions; and
•record keeping and the expense of operating its offices.

Portfolio Managers

Investment Professionals for the Adviser

The Fund is managed by Steven M. Bregman and Murray Stahl.

As of December 31, 2023 information on other accounts managed by the Fund’s portfolio managers is as follows:

Steven M. Bregman

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	[...]	[...]	[...]	[...]
Other Pooled Investment Vehicles	[...]	[...]	[...]	[...]
Other Accounts	[...]	[...]	[...]	[...]

Murray Stahl

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	[...]	[...]	[...]	[...]
Other Pooled Investment Vehicles	[...]	[...]	[...]	[...]
Other Accounts	[...]	[...]	[...]	[...]

Performance fee accounts are subject to the same allocation principles and the same supervisory review.

Compensation

Portfolio Managers are compensated with a base salary and bonus. The base salary is a fixed amount. Bonuses are subjective and are not tied to performance of the Fund, but instead are based on the overall contribution to the Adviser. The Portfolio Managers also have access to a 401(k) retirement plan. Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest

The portfolio managers are responsible for managing the Fund, as well as other accounts. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Fund or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Mr. Stahl is a member of the Board of Directors of Texas Pacific Land Corporation (“TPL”), a large holding in certain client accounts and funds managed by the Adviser, including the Funds. Officers, directors and employees of the Adviser may also hold substantial amounts of TPL, both directly and indirectly, in their personal accounts. The Adviser seeks to address potential conflicts of interest through the adoption of various policies and procedures, which include both electronic and physical safeguards. All personal and proprietary trading is also subject to the Adviser's Code of Ethics and is monitored by the firm's Legal and Compliance Department. As a result of Mr. Stahl being on the Board of Directors of TPL, he does not have any trading authority over shares of TPL. All trading decisions for TPL in Mr. Stahl's personal accounts and in client accounts and funds where he remains a portfolio manager has been delegated to another portfolio manager.

Ownership of the Fund by Portfolio Managers

The following chart sets forth the dollar range of shares owned by each portfolio manager in the Fund as of December 31, 2023:

Name of Portfolio Manager	Dollar Range of Fund shares owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 -$1,000,000, Over $1,000,000)
Steven Bregman	[...]
Murray Stahl	[...]
SHAREHOLDER SERVICING

The Adviser has entered into shareholder servicing agreements with the Fund under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Fund. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No Load Class and Advisor Class A of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least [May 1, 2024]. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Fund.

During the fiscal years ended December 31, 2023, 2022, and 2021, the Fund shareholder servicing fees were as follows:

Shareholder Servicing Fees	2023	2022	2021
Spin-off Fund(1)	$[...]	$59,616	$54,176
(1)     The Adviser waived shareholder servicing fees in the amount of $[...], $28,925, and $27,094, for the Institutional Class of the Spin-Off Fund for the fiscal years ended December 31, 2023, 2022, and 2021, respectively.

ADMINISTRATIVE SERVICES

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Fund. The Administrator is entitled to receive annual fees, payable monthly, based on the Fund’s average net assets.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•establish and maintain shareholders’ accounts and records,
•process purchase and redemption transactions,
•process automatic investments of client account cash balances,
•answer routine client inquiries regarding the Fund,
•assist clients in changing dividend options,
•account designations, and addresses, and
•providing such other services as the Fund may reasonably request.

During the fiscal years ended December 31, 2023, 2022, and 2021, the amounts payable by the Fund to Fund Services for administrative services were as follows:

Administrative Services Fees	2023	2022	2021
Spin-off Fund	$[...]	$22,697	$23,134

Fund Services also serves as the Fund’s accountant and transfer agent. As such, Fund Services provides certain shareholder services and record management services and acts as the Fund’s dividend disbursement agent.

Distributor
Kinetics Funds Distributor LLC, 470 Park Avenue South, New York, New York 10016, is the distributor of the Fund’s shares. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2023	2022	2021
Spin-off Fund	$[...]	$4,281	$114

The Distributor retained the commissions on sales of Advisor Class A shares during the [last three fiscal years.]

Distribution Plans
The Company, on behalf of the Fund, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares. Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.25% of the average daily net asset value (“NAV”) of such shares to the Distributor or other qualified recipient under the Plan. Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 1.00% of the average daily NAV of Advisor Class C shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Fund to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.25% of average daily net assets. The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Fund to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 1.00% of average daily net assets to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan.

Activities covered by the Plans include:

•the advertising and marketing of shares of the Fund covered by the Plans;
•preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (as used in this section, “Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ended December 31, 2023, the Advisor Class A and Advisor Class C shares accrued the following fees:

     Advisor Class A shares

12b-1 Fees	2023
Spin-off Fund	$[...]

    Advisor Class C shares

12b-1 Fees	2023
Spin-off Fund	$[...]

These amounts were accrued and paid to broker-dealers as compensation for distribution services. No payments pursuant to the Plans were made by the Fund for advertising, printing or mailings Prospectuses, or interest or other carrying or finance charges.

CUSTODIAN

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Fund. Under a Custody Agreement with the Fund, U.S. Bank holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives annual fees based on the Fund’s average net assets.

U.S. Bank also serves as custodian of the securities and cash held by the Fund pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

CODE OF ETHICS

The Company, Kinetics and KFD have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund for their own accounts.

Valuation of Shares

Shares of the Fund are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Fund. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities are valued each day at the last quoted sales price on the securities principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV of the Fund’s shares.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or OTC markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote provided by one of the authorized pricing vendors would be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities which have no public market and all other assets of the Fund are considered at such value as the Investment Adviser, as valuation designee may determine in good faith, in accordance with the Fund’s valuation procedures as approved by the Company’s Board of Directors.

Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith by the Investment Adviser, as valuation designee in accordance with procedures adopted by the Investment Adviser and approved by the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of the Fund, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith the Investment Adviser, as valuation designee. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by the Investment Adviser, as valuation designee, under the oversight of the Company’s Board of Directors.

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Marketing and Support Payments

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide cash payments to certain financial intermediaries who sell shares of the Fund. These payments are in addition to other fees described in the Fund’s Prospectus and this SAI, and are generally provided for shareholder services or marketing support. Payments for marketing support are typically for inclusion of the Fund on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

PORTFOLIO HOLDINGS INFORMATION

The Company, on behalf of the Fund, maintains policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund. Disclosure of the Fund’s complete holdings is required to be made twice each fiscal year on Form N-CSR (with respect to each annual and semi-annual period) and twice each fiscal year on Form N-PORT (with respect to the first and third quarters of the Fund's fiscal year). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Under the Portfolio Holdings Policies, neither the Company nor any representative of the Company may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund under the following circumstances:

•twenty calendar days after the end of each calendar quarter, the Adviser may post (a) the top twenty (20) securities held by the Fund and their respective percentage of the Fund on the Company’s website, (b) the top five (5) performing and the bottom five (5) performing securities held by the Fund, and (c) if the Fund invests primarily in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in the Fund; and
•as required by the federal securities laws, the Fund will disclose portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Company’s or Adviser’s President. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund) only upon approval by the Company’s or Adviser’s President, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Adviser, the Company’s transfer agent and Administrator – U.S. Bank Global Fund Services, the Company’s independent registered public accounting firm, the Company’s custodian, the Company’s legal counsel and the Company’s proxy voting service. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the Administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements. Furthermore, the Portfolio Holdings Policies can only be revised by Board approval. The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s portfolio holdings in contravention of the Company’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s portfolio holdings is in the best interests of the Company’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company or its service providers when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s shareholders and the service providers.

Purchasing Shares
Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund. Shares of the Fund are sold at their NAV plus any applicable sales charge. Except for the Fund itself (through KFD), only investment dealers that have an effective selling agreement with the Fund are authorized to sell shares of the Fund.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms. The Fund will not transact business with any person or legal entity and beneficial owners, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in the Fund’s Prospectus. All variations described in Appendix A – Financial Intermediary Sales Charge Variations (“Appendix A”) to the Fund’s Prospectus are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the financial intermediary identified on Appendix A to the Fund’s Prospectus should read the terms and conditions of Appendix A carefully. A variation that is specific to the financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult the financial intermediary with respect to any variations listed on Appendix A to the Fund’s Prospectus.

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%. Using the NAV per share as of [...], 2024, the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Spin-off Fund	[...]	[...]	[...]

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the Prospectus due to rounding in the calculations. Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors of the Adviser, KFD, the Company or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, or directors will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Fund are sold at their NAV plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•signing a 13-month letter of intent
•using the reinvestment privilege
•making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer. For the variations applicable to shares offered through a financial intermediary, please see “Appendix A – Financial Intermediary Sales Charge Variations” in the Fund’s Prospectus.

Large Purchases and Quantity Discounts. As indicated in the Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. Shareholders who purchase $1 million or more worth of Class A shares will pay no initial sales charge. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more of that same Fund at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. At the time of purchasing additional purchases, shareholders should inform the Fund in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent. If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge. A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor’s account will be released when the 13-month period is over. If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect. Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege. If Advisor Class A shares of the Fund have been redeemed, the investor has a one‑time right, within 60 days, to reinvest the redemption proceeds at the next‑determined NAV without any sales charge. Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases. Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other funds offered by the Company that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund offered by the Company, the sales charge would be lower. Investors should inform the Fund in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases. Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved through an existing agreement between the investment adviser, broker or financial planner and the Fund’s distributor, and purchases are placed through an omnibus account with the Fund; (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent or (iii) in other circumstances at the Fund’s discretion. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions. The Fund reserves the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class. See the Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long‑term capital gains or losses on the exchange. An exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares. In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE: The Fund may modify or terminate the exchange privilege at any time upon 60 days’ prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Fund, or (b) participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Fund may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares
To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•the shareholder’s name,
•the name of the Fund;
•the account number;
•the share or dollar amount to be redeemed; and
•signatures by all shareholders on the account.

The proceeds will be wired or sent via electronic funds transfer through the ACH network to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address or bank other than that on record with the Fund or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);
•a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
•any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders.

For these reasons, the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less. These fees will be paid to the Fund to help offset transaction costs. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund. In addition, the Fund is authorized to waive redemption fees for redemptions to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions. Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

Brokerage
The Fund’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser, on behalf of the Fund, of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over‑the‑counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. government securities generally are traded in the OTC market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the OTC markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Company’s Board of Directors periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Fund (“selling brokers”) pursuant to policies adopted by the Company’s Board of Directors. These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Fund’s shares as a factor in selecting executing brokers for the Fund, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Fund, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Fund’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund. This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker. The Fund paid the following in brokerage commissions in the past three fiscal years:

Total Brokerage Commissions Paid	2023	2022	2021
Spin-off Fund	$[...]	$903	$813

Taxes
The following summarizes certain additional income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal income tax consequences in the Prospectus and this SAI are based on the Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

The Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

The Fund intends to comply with this distribution requirement. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. The tax consequences of such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

For the year ended December 31, 2023, the Fund [did not have any short-term or long-term capital loss carryforwards.]

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund could be subject to the tax laws of such states or localities.

Independent Registered Public Accounting Firm
[...], [...] serves as the Fund’s independent registered public accounting firm. Its services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

Financial Statements
[The Fund’s annual report to shareholders for the fiscal year ended December 31, 2023 has been filed with the SEC]. The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI and is available by following the hyperlink to the [Annual Report].

Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. [1] Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

———————
1 A long-term rating can also be used to rate an issue with short maturity.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch :

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods.

DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market.

Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 28.    EXHIBITS

(a)	Articles of Incorporation
	(1)	Articles of Amendment and Restatement, filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.
	(2)	Articles of Amendment to Articles of Amendment and Restatement, filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.
	(3)	Articles of Amendment to Articles of Amendment and Restatement, filed May 1, 2008 with Post-Effective Amendment No. 32 to the Registration Statement.
	(4)	Articles Supplementary, filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.
	(5)	Articles Supplementary, filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.
	(6)	Articles Supplementary, filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.
	(7)	Articles Supplementary, filed May 1, 2008 with Post-Effective Amendment No. 32 to the Registration Statement.
	(8)	Articles Supplementary, filed December 30, 2009 with Post-effective Amendment No. 35 to the Registration Statement.
	(9)	Articles Supplementary, filed June 13, 2017 with the Registration Statement on Form N-14 Accession No. 0000891804-17-000450.
(b)		Amended and Restated By-laws, filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.
(c)		Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.
(d)	Investment Advisory Agreements.
(1)
Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000.

(1)(i)
Addendums to Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811‑09923) filed on May 1, 2002.

(2)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Market Opportunities Portfolio) incorporated by reference to Amendment No. 13 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2006.

(3)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Water Infrastructure Portfolio) incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(4)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Multi-Disciplinary Portfolio) incorporated by reference to Amendment No. 17 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on February 8, 2008.

	(5)	Investment Advisory Agreement between Kinetics Mutual Funds, Inc. and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
	(6)	Expense Reimbursement Agreement between Kinetics Mutual Funds, Inc. and Kinetics Asset Management, LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
	(7)	Investment Advisory Agreement between Kinetics Internet Fund (Cayman) and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
	(8)	Investment Advisory Agreement between Kinetics Global Fund (Cayman) and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
	(9)	Investment Advisory Agreement between Kinetics Paradigm Fund (Cayman) and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
(10)
Investment Advisory Agreement between Kinetics Small Cap Opportunities Fund (Cayman) and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(11)
Investment Advisory Agreement between Kinetics Market Opportunities Fund (Cayman) and Kinetics Asset Management LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

	(12)	Investment Advisory Agreement between Kinetics Internet Corporation and Kinetics Asset Management LLC filed May 7, 2020 with Post-Effective Amendment No. 74 to the Registration Statement.
	(13)	Investment Advisory Agreement between Kinetics Global Corporation and Kinetics Asset Management LLC filed May 7, 2020 with Post-Effective Amendment No. 74 to the Registration Statement.
	(14)	Investment Advisory Agreement between Kinetics Market Opportunities Corporation and Kinetics Asset Management LLC, filed May 7, 2020 with Post-Effective Amendment No. 74 to the Registration Statement.
(e)	Underwriting Contracts
(1)
Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC dated September 15, 2000, filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

(1)(i)
Schedule A dated December 18, 2009 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC, filed April 30, 2010 with Post-Effective Amendment No. 37 to the Registration Statement.

(1)(ii)
Form of Amended Schedule A to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC, filed June 13, 2017 with the Registration Statement on Form N-14 Accession No. 0000891804-17-000450.

(2)
Sub-Distribution Agreement among Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 2000. filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

(2)(i)
Fourth Amendment dated December 18, 2009 to the Sub-Distribution Agreement among Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 2000, filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.

(2)(ii)
Fifth Amendment to the Sub-Distribution Agreement between Kinetics Mutual Funds Distributor, LLC and Quasar Distributors, LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements
	(1)	Amended and Restated Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A., filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
(1)(i)
Amendment dated November 2022 to the Amended and Restated Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. filed on April 28, 2023 with Post-Effective No. 78 to the Registration Statement.

(h)	Other Material Contracts
(1)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002, filed June 29, 2007 with Post-Effective Amendment No. 27 to the Registration Statement.

(1)(i)
Eighth Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(1)(ii)
Amendment dated November 2022 to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 1, 2019, filed on April 28, 2023 with Post-Effective No. 78 to the Registration Statement.

(2)
Fund Accounting Servicing Agreement among Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005, filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.

(2)(i)
Sixth Amendment to Fund Accounting Servicing Agreement among Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(2)(ii)
Amendment dated February 1, 2023, to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 1, 2019, filed on April 28, 2023 with Post-Effective No. 78 to the Registration Statement.

(3)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 18, 2009, filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.

	(3)(i)	Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(3)(ii)
Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 1, 2019, filed May 7, 2020 with Post-Effective Amendment No. 74 to the Registration Statement.

(3)(iii)
Amendment dated February 1, 2023, to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 1, 2019 filed on April 28, 2023 with Post-Effective No. 78 to the Registration Statement.

(4)
Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) with respect to the No Load, Advisor Class A, B and C Shares, filed May 1, 2006 with Post-Effective Amendment No. 23 to the Registration Statement.

(4)(i)
Schedule A dated December 18, 2009 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.), filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.

(4)(ii)
Amended Schedule A to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC with respect to the No Load, Advisor Class A and No Load Class Shares, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(5)
Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) with respect to the Institutional Share Class, filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.

(5)(i)
Amended and Restated Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC with respect to Institutional Class Shares, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

(5)(ii)
Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated December 18, 2009, filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.

(5)(iii)
Amendment to Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Class, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.

	(6)	Agreement of the Joint Insureds among Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc., filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.

	(7)	Power of Attorney, filed April 26, 2013 with Post-Effective Amendment No. 46 to the Registration Statement.

(i)	Legal Opinions.
	(1)	Legal opinion dated October 4, 2004, filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

	(2)	Legal opinion dated January 31, 2006, filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.
	(3)	Legal opinion dated April 10, 2007, filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.
	(4)	Legal opinion dated November 16, 2007, filed November 16, 2007 with Post-Effective Amendment No. 28 to the Registration Statement.
	(5)	Legal opinion dated December 8, 2017, filed December 8, 2017 with Post-Effective Amendment No. 66 to the Registration Statement.
(j)	Other Opinions.
	(1)	Consent of Counsel, to be filed by amendment.
	(2)	Not applicable.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Understanding, filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.
(m)	Rule 12b-1 Plans.
	(1)	Retail Distribution Plan for Advisor Class A Shares (12b-1 Plan), filed February 8, 2008 with Post-Effective Amendment No. 30 to the Registration Statement.
	(1)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class A Shares, filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.
	(1)(ii)	Amended Exhibit A to the Retail Distribution Plan for Advisor Class A Shares, filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
	(2)	Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan), filed February 8, 2008 with Post-Effective Amendment No. 30 to the Registration Statement.
	(2)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class C Shares, filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.
	(2)(ii)	Amended Exhibit A to the Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan), filed April 30, 2018 with Post-Effective Amendment No. 69 to the Registration Statement.
(n)	Amended Rule 18f-3 Plan, filed May 11, 2023 with Post-Effective Amendment No. 79 to the Registration Statement.
(o)	Reserved.
(p)	Code of Ethics.
(1)
Code of Ethics for Kinetics Portfolio Trust, Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC, KBD Securities, LLC, Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) and Kinetics Advisers, LLC, filed April 30, 2009 with Post-Effective Amendment No. 33 to the Registration Statement.

ITEM 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
    Registrant is controlled by its Board of Directors.

ITEM 30.    INDEMNIFICATION
    Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, LLC. With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company. With respect to Kinetics Funds Distributor, LLC, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
    Horizon Kinetics Asset Management LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 32.    PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, LLC (“KFD”), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of KFD are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, LLC	Positions and Offices with Registrant
Hugh Ross 470 Park Avenue South New York, New York 10016	Chief Executive Officer	N/A
Jay Kesslen 470 Park Avenue South New York, New York 10016	General Counsel, Senior Vice President, AML Officer	Vice President, Assistant Secretary and AML Officer
Leonid Polyakov 470 Park Avenue South New York, New York 10016	Chief Financial Officer, Designated Principal, FINOP	Director, Treasurer
Allison B. Westmacott 470 Park Avenue South New York, NY 10016	Chief Compliance Officer, Designated Principal	N/A

(c) None.

ITEM 33.    LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Rules 31a‑1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, NY 10016
Registrant’s custodian	U.S. Bank N.A. 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

ITEM 34.    MANAGEMENT SERVICES:
    Not applicable.

ITEM 35.    UNDERTAKINGS:
    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc. has duly caused this Post-Effective Amendment No. 80 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on February 28, 2024.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 80 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President,	February 28, 2024
Peter B. Doyle	Chairman of the Board

Douglas Cohen*	Director	February 28, 2024
Douglas Cohen

William J. Graham*	Director	February 28, 2024
William J. Graham

Steven T. Russell*	Director	February 28, 2024
Steven T. Russell

Murray Stahl*	Director and Secretary	February 28, 2024
Murray Stahl

Joseph E. Breslin*	Director	February 28, 2024
Joseph E. Breslin

James Breen*	Director	February 28, 2024
James M. Breen

*By: /s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

Resolution of the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”)

RESOLVED, that the officers of the Company who may be required to execute any amendments to the Company’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Jay Kesslen, their true and lawful attorney, to execute in their name, place and stead, in their capacity as Director or officer of the Company, any and all amendments to the Company’s Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in their name and on their behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as they might or could do in person, said acts of said attorney, being hereby ratified and approved.

The foregoing is certified as the true and correct resolution of the Board of Directors of the Company, duly adopted on March 6, 2020 and reapproved on March 10, 2023.

/s/ Jay Kesslen_______
Jay Kesslen
Assistant Secretary and Vice President of the Company

Dated: March 10, 2023